ACCOUNTS RECEIVABLE (Narrative) (Details) - CAD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Disclosure Of Accounts Receivable [Line Items]
Other accounts receivable		$ 96
Promissory note [Member]
Disclosure Of Accounts Receivable [Line Items]
Other accounts receivable		$ 75
Interest rate on promissory note receivable	3.00%